ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Accrued employees’ social insurance	$281,728	$270,349
Accrued payroll and commission	248,759	307,331
Accrued rent expense	74,415	32,746
Construction payable	1,196,037	1,384,674
Payable for equipment purchase	29,213	32,278
Accrued professional fees	247,786	233,894
Deposit	10,690	11,308
Other payables	47,504	83,910
Total	$2,136,132	$2,356,490

Accrued liabilities and other payables consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Accrued employees’ social insurance	$270,349	$327,735
Accrued payroll and commission	307,331	179,183
Accrued rent expense	32,746	29,000
Construction payable	1,384,674	111,807
Payable for equipment purchase	32,278	-
Accrued professional fees	233,894	50,840
Deposit	11,308	12,239
Other payables	83,910	41,596
Total	$2,356,490	$752,400